Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following, in thousands:

	December 31,
	2012	2011
Professional fees	$108	$142
Research and development costs	256	93
Payroll related costs	403	309

Total accrued expenses and other current liabilities	$767	$544